Investment Portfolioas of May 31, 2025 (Unaudited)
DWS International Growth Fund
	Shares	Value ($)

Common Stocks 98.2%
Canada 6.5%
Agnico Eagle Mines Ltd.	60,158	7,091,310
Alimentation Couche-Tard, Inc.	58,222	3,018,542
Brookfield Corp.	257,973	14,897,337
Canadian National Railway Co.	32,128	3,377,262
Lululemon Athletica, Inc.*	5,911	1,871,836
(Cost $10,537,695)		30,256,287
China 4.7%
ANTA Sports Products Ltd.	194,600	2,368,873
BYD Co., Ltd. "H"	55,500	2,780,273
Ping An Insurance Group Co. of China Ltd. "H"	1,068,500	6,288,821
Tencent Holdings Ltd.	163,800	10,407,362
(Cost $18,379,895)		21,845,329
Denmark 1.3%
Novo Nordisk A/S "B" (Cost $8,171,837)	87,762	6,286,382
Finland 0.7%
Amer Sports, Inc.* (Cost $1,436,813)	87,664	3,189,216
France 11.5%
Air Liquide SA	16,778	3,474,826
Airbus SE	30,685	5,647,076
Capgemini SE	29,578	4,911,710
Cie de Saint-Gobain SA	58,633	6,580,258
LVMH Moet Hennessy Louis Vuitton SE	7,722	4,193,270
Schneider Electric SE	26,905	6,762,085
TotalEnergies SE	171,114	10,037,094
Vinci SA	80,025	11,435,284
(Cost $34,253,649)		53,041,603
Germany 17.7%
adidas AG	17,135	4,270,578
Allianz SE (Registered)	40,948	16,212,601
Auto1 Group SE 144A*	108,200	2,899,395
BASF SE	51,192	2,464,541
Brenntag SE	33,276	2,253,392
Deutsche Boerse AG	50,789	16,348,984
Deutsche Post AG	67,690	3,025,924
Deutsche Telekom AG (Registered)	172,416	6,515,218
MTU Aero Engines AG	6,519	2,594,401
SAP SE	51,711	15,612,388
Siemens Healthineers AG 144A	89,019	4,708,150
TeamViewer SE 144A*	137,256	1,598,994
Wacker Chemie AG (a)	19,546	1,388,204
Zalando SE 144A*	60,518	2,161,092
(Cost $54,245,241)		82,053,862

Hong Kong 1.0%
Techtronic Industries Co., Ltd. (Cost $811,223)	398,001	4,459,118
Ireland 2.7%
Experian PLC	122,698	6,105,160
Kerry Group PLC "A"	59,271	6,474,189
(Cost $6,576,052)		12,579,349
Israel 2.2%
Cellebrite DI Ltd.* (b)	82,613	1,377,985
CyberArk Software Ltd.* (b)	14,205	5,437,390
Monday.com Ltd.* (b)	6,325	1,881,624
Wix.com Ltd.* (b)	8,994	1,339,656
(Cost $8,153,881)		10,036,655
Italy 0.8%
Stevanato Group SpA (a) (Cost $4,579,808)	159,593	3,544,561
Japan 5.1%
Daikin Industries Ltd.	20,800	2,397,359
Fast Retailing Co., Ltd.	20,600	6,921,783
Hoya Corp.	48,400	5,756,739
Keyence Corp.	14,900	6,289,489
MISUMI Group, Inc.	113,289	1,507,292
Shiseido Co., Ltd.	59,400	961,827
(Cost $16,930,963)		23,834,489
Korea 0.5%
Samsung Electronics Co., Ltd. (Cost $2,441,661)	60,294	2,455,985
Luxembourg 1.1%
Globant SA* (Cost $2,701,920)	51,960	5,096,756
Netherlands 6.8%
Adyen NV 144A*	1,717	3,293,990
Argenx SE*	2,606	1,498,429
ASML Holding NV	13,111	9,734,535
ING Groep NV	367,593	7,796,724
Just Eat Takeaway.com NV 144A*	110,890	2,450,839
NXP Semiconductors NV	9,535	1,822,425
Topicus.com, Inc.*	10,800	1,412,692
Universal Music Group NV	103,280	3,302,303
(Cost $16,141,631)		31,311,937
Singapore 5.1%
DBS Group Holdings Ltd.	484,570	16,801,683
Sea Ltd. (ADR)*	28,602	4,586,902
Trip.com Group Ltd.	32,050	2,019,194
(Cost $9,333,116)		23,407,779
Sweden 3.9%
Assa Abloy AB "B"	171,981	5,451,684
Spotify Technology SA*	19,100	12,704,174
(Cost $6,613,813)		18,155,858

Switzerland 9.0%
Alcon AG	37,564	3,226,944
Lonza Group AG (Registered)	22,166	15,330,361
Nestle SA (Registered)	82,005	8,738,564
Roche Holding AG (Genusschein)	17,160	5,535,820
Sandoz Group AG	113,154	5,737,444
Sportradar Group AG "A"*	119,839	2,865,351
(Cost $22,762,766)		41,434,484
Taiwan 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $2,730,471)	451,000	14,278,431
United Kingdom 4.6%
AstraZeneca PLC	51,042	7,372,295
Birkenstock Holding PLC*	40,428	2,174,218
Halma PLC	104,203	4,079,961
HSBC Holdings PLC	300,633	3,536,964
Rentokil Initial PLC	867,948	4,111,713
(Cost $19,096,208)		21,275,151
United States 8.8%
Brookfield Asset Management Ltd. "A" (a)	97,053	5,460,314
Ferguson Enterprises, Inc.	17,319	3,157,946
Flutter Entertainment PLC*	8,697	2,196,520
Marsh & McLennan Companies, Inc.	43,573	10,181,267
Mastercard, Inc. "A"	8,026	4,700,026
NVIDIA Corp.	60,786	8,214,012
Schlumberger NV	112,605	3,721,595
Thermo Fisher Scientific, Inc.	7,246	2,918,834
(Cost $16,192,868)		40,550,514
Uruguay 1.1%
MercadoLibre, Inc.* (Cost $3,162,299)	2,041	5,231,675
Total Common Stocks (Cost $265,253,810)		454,325,421

Preferred Stocks 0.5%
Germany
Sartorius AG (Cost $2,069,810)	9,040	2,165,803

Other Investments 0.5%
Brazil
Companhia Vale do Rio Doce *(Cost $0)	389,000	2,295,039

Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.22% (c) (d) (Cost $10,751,523)	10,751,523	10,751,523

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.34% (c) (Cost $2,195,646)	2,195,646	2,195,646

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $280,270,789)	102.0	471,733,432
Other Assets and Liabilities, Net	(2.0)	(9,304,180)
Net Assets	100.0	462,429,252
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.22% (c) (d)
3,970,600	6,780,923 (e)	—	—	—	3,999	—	10,751,523	10,751,523
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.34% (c)
8,278,641	50,054,672	56,137,667	—	—	151,113	—	2,195,646	2,195,646
12,249,241	56,835,595	56,137,667	—	—	155,112	—	12,947,169	12,947,169

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $10,244,694, which is 2.2% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
AG: Assured Guaranty, Inc.
At May 31, 2025 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	105,518,711	23%
Information Technology	85,544,034	18%
Industrials	68,865,953	15%
Health Care	64,081,761	14%
Consumer Discretionary	47,594,114	10%
Communication Services	37,515,959	8%
Consumer Staples	19,193,121	4%
Materials	16,713,920	4%
Energy	13,758,690	3%
Total	458,786,263	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$30,256,287	$—	$—	$30,256,287
China	21,845,329	—	—	21,845,329
Denmark	—	6,286,382	—	6,286,382
Finland	3,189,216	—	—	3,189,216
France	53,041,603	—	—	53,041,603
Germany	82,053,862	—	—	82,053,862
Hong Kong	4,459,118	—	—	4,459,118
Ireland	12,579,349	—	—	12,579,349
Israel	10,036,655	—	—	10,036,655
Italy	3,544,561	—	—	3,544,561
Japan	23,834,489	—	—	23,834,489
Korea	2,455,985	—	—	2,455,985
Luxembourg	5,096,756	—	—	5,096,756
Netherlands	31,311,937	—	—	31,311,937
Singapore	23,407,779	—	—	23,407,779
Sweden	18,155,858	—	—	18,155,858
Switzerland	41,434,484	—	—	41,434,484
Taiwan	—	14,278,431	—	14,278,431
United Kingdom	21,275,151	—	—	21,275,151
United States	40,550,514	—	—	40,550,514
Uruguay	5,231,675	—	—	5,231,675
Preferred Stocks	2,165,803	—	—	2,165,803
Other Investments	2,295,039	—	—	2,295,039
Short-Term Investments (a)	12,947,169	—	—	12,947,169
Total	$451,168,619	$20,564,813	$—	$471,733,432

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DIGF-PH3